Schedule of Estimated Useful Lives of Assets (Details)	Mar. 31, 2024
Server Hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years